Consolidated balance sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets [abstract]
Property, plant and equipment	$ 9,458	$ 9,514
Right-of-use assets	1,415	1,410
Goodwill	24,756	23,341
Intangible assets other than goodwill	26,915	26,879
Investments in associated companies	119	205
Deferred tax assets	4,359	4,309
Financial assets	2,015	2,607
Other non-current assets	3,505	1,199
Total non-current assets	72,542	69,464
Current assets [abstract]
Inventories	5,723	5,913
Trade receivables	7,423	7,107
Income tax receivable	133	426
Marketable securities, commodities, time deposits and derivative financial instruments	1,998	1,035
Cash and cash equivalents	11,459	13,393
Other current assets	2,968	2,607
Total current assets	29,704	30,481
Total assets	102,246	99,945
Equity [abstract]
Share capital	793	825
Treasury shares	(53)	(41)
Reserves	43,306	45,883
Equity attributable to Novartis AG shareholders	44,046	46,667
Non-controlling interests	80	83
Total equity	44,126	46,750
Non-current liabilities [abstract]
Financial debts	21,366	18,436
Lease liabilities	1,568	1,598
Deferred tax liabilities	2,419	2,248
Provisions and other non-current liabilities	4,075	4,523
Total non-current liabilities	29,428	26,805
Current liabilities [abstract]
Trade payables	4,572	4,926
Financial debts and derivative financial instruments	8,232	6,175
Lease liabilities	235	230
Current income tax liabilities	1,599	1,893
Provisions and other current liabilities	14,054	13,166
Total current liabilities	28,692	26,390
Total liabilities	58,120	53,195
Total equity and liabilities	$ 102,246	$ 99,945